Contractual commitments and contingent liabilities	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Contractual commitments and contingent liabilities
30. Contractual commitments and contingent liabilities
(1) Contractual commitments
Contractual commitments relating to purchase of property, plant and equipment, other assets, and services are ¥4,712,085 million and ¥3,807,743 million as of March 31, 2024 and 2025.
As part of Toyota’s normal business practices, Toyota enters into long-term arrangements with suppliers for purchases of certain raw materials, components and services. These arrangements may contain fixed/minimum quantity purchase requirements. If the purchase quantity does not meet the fixed or minimum quantity purchase requirements, Toyota may be obligated to compensate the supplier for the shortfall in the amount determined by the contract. Toyota enters into such arrangements to facilitate an adequate supply of these materials and services.
(2) Guarantees
Toyota enters into contracts with Toyota dealers to guarantee customers’ payments of their installment payables that arise from installment contracts between customers and Toyota dealers, as and when requested by Toyota dealers. Guarantee periods are set to match maturity of installment payments, and as of March 31, 2025, range from 1 month to 8 years; however, they are generally shorter than the useful lives of products sold. Toyota is required to execute its guarantee primarily when customers are unable to make the required payment.
The maximum potential amounts of future payments are
¥3,310,990 million and ¥2,314,927 million as of March 31, 2024 and 2025. Liabilities for guarantees totaling ¥11,851 million and ¥8,917 million have been provided as of March 31, 2024 and 2025. Under these guarantee contracts, Toyota is entitled to recover any amount paid by Toyota from the customers whose original obligations Toyota has guaranteed.
(3) Market treatment such as recalls, damages and lawsuits
Toyota and other automakers have been named in certain class actions relating to Takata airbag issues. The actions against Toyota in Brazil and Argentina are being litigated.
Toyota is named as a defendant in an economic loss class action lawsuit in Australia in which damages are claimed on the basis that diesel particulate filters in certain vehicle models are defective. Toyota received an unfavorable judgment in the court of first instance on April 7, 2022, in the appeal court on March 27, 2023, and in the High Court on November 6, 2024. The judgments included a finding that there was a perceived reduction in vehicle value of certain vehicle models. The High Court ordered that the case be remitted to the court of first instance for a re-assessment of reduction in vehicle value damages. Other claims of economic loss in this class action lawsuit continue to be litigated at the court of first instance. In estimating the provision Toyota should record in the consolidated financial statements as a result of the aforementioned judgments, Toyota has considered various factors including the legal and factual circumstances of the case, the contents of the judgement of the court of first instance, the Federal Court of Australia, and the High Court of Australia, and the views of legal counsel. The currently estimated probable economic outflow related to the class action is immaterial to Toyota’s consolidated financial position, results of operations and cash flows. At this stage, however, the final outcome and therefore ultimate financial liability for Toyota on account of this matter cannot be predicted with certainty.
In April 2020, Toyota reported possible anti-bribery violations related to a Thai subsidiary to the SEC and the Department of Justice (“DOJ”) and has been cooperating with these investigations. In June 2025, the DOJ informed Toyota that it has closed its investigation into the matter. Investigations by governmental authorities related to these matters could result in the imposition of penalties, fines or other sanctions, or litigation. Toyota cannot predict the scope, duration or outcome of these matters at this time.

For the year ended March 31, 2025, Toyota recorded
¥
281,140
million in costs and expenses related to legacy certification issues concerning vehicle engines of its subsidiary, Hino Motors. This amount covers costs associated with the potential resolution of legacy certification issues with U.S. authorities, the settlement of class action litigation in Canada and legal settlement in Australia, to the extent that Toyota can reasonably estimate them based on available information.
Toyota also has various other pending legal actions and claims, including without limitation personal injury and wrongful death lawsuits and claims in the United States, as well as intellectual property litigation, and is subject to government investigations from time to time.
Beyond the amounts accrued with respect to all aforementioned matters, Toyota is unable to estimate a range of reasonably possible loss, if any, for the pending legal matters because (i) many of the proceedings are in evidence gathering stages, (ii) significant factual issues need to be resolved, (iii) the legal theory or nature of the claims is unclear, (iv) the outcome of future motions or appeals is unknown and/or (v) the outcomes of other matters of these types vary widely and do not appear sufficiently similar to offer meaningful guidance. Therefore, for all of the aforementioned matters, which Toyota is in discussions to resolve, any losses that are beyond the amounts accrued could have an adverse effect on Toyota’s financial position, results of operations or cash flows.
TMC has a concentration of labor supply in employees working under collective bargaining agreements and a substantial portion of these employees are working under the agreement that will expire on August 31, 2027.